Intangible Assets Other than Goodwill	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS OTHER THAN GOODWILL.
Intangible Assets Other than Goodwill

16.  INTANGIBLE ASSETS OTHER THAN GOODWILL.

The following table presents intangible assets as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Intangible Assets, Net	ThCh$	ThCh$
Intangible Assets, Net	132,278,593	115,372,393
Easements and water rights	17,352,892	17,736,954
Concessions	26,156,419	25,953,878
Patents, Registered Trademarks and Other Rights	316,970	7,394
Computer software	76,162,800	60,067,635
Other identifiable intangible assets	12,289,512	11,606,532

	2019	2018
Intangible Assets, Gross	ThCh$	ThCh$
Intangible Assets, Gross	229,944,365	202,377,094
Easements and water rights	22,553,618	22,011,401
Concessions	34,718,676	32,055,825
Patents, Registered Trademarks and Other Rights	771,002	12,484
Computer software	156,836,017	133,931,876
Other identifiable intangible assets	15,065,052	14,365,508

	2019	2018
Intangible Assets, Amortization and Impairment	ThCh$	ThCh$
Accumulated Amortization and Impairment, Total	(97,665,772)	(87,004,701)
Easements and water rights	(5,200,726)	(4,274,447)
Concessions	(8,562,257)	(6,101,947)
Patents, Registered Trademarks and Other Rights	(454,032)	(5,090)
Computer software	(80,673,217)	(73,864,241)
Other identifiable intangible assets	(2,775,540)	(2,758,976)

The reconciliations of the carrying amounts of intangible assets as of December 31, 2019 and 2018 are as follows:

	Easements	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2019	17,736,954	25,953,878	7,394	60,067,635	11,606,532	115,372,393
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	—	—	—	25,208,199	—	25,208,199
Increase (decrease) from exchange differences, net	425,373	2,028,583	—	156,906	926,375	3,537,237
Amortization (1)	(809,435)	(1,826,042)	(24,200)	(9,241,732)	(1,598)	(11,903,007)
Increases (decreases) from transfers and other changes	—	—	333,776	(91,776)	(242,000)	—
Increases (decreases) from transfers	—	—	333,776	(91,776)	(242,000)	—
Argentina Hyperinflation Effect	—	—	—	—	203	203
Increase (decrease)	—	—	—	63,568	—	63,568
Total changes in identifiable intangible assets	(384,062)	202,541	309,576	16,095,165	682,980	16,906,200
Closing balance December 31, 2019	17,352,892	26,156,419	316,970	76,162,800	12,289,512	132,278,593

	Easements	Concessions	Patents, Registered Trademarks and Other Rights	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2018	12,608,950	—	—	38,254,793	4,307,161	55,170,904
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	2,721	—	12,484	25,759,609	—	25,774,814
Acquisitions made through business combination	—	30,077,961	—	2,113,933	9,594,267	41,786,161
Increase (decrease) from exchange differences, net	769,421	2,033,761	—	4,111,021	—	6,914,203
Amortization (1)	(347,397)	(4,109,453)	(5,090)	(7,750,745)	(2,723)	(12,215,408)
Increases (decreases) from transfers and other changes	5,213,240	(2,048,391)	—	(866,790)	(2,298,059)	—
Increases (decreases) from transfers	5,213,240	(2,048,391)	—	(866,790)	(2,298,059)	—
Disposals and removal from service	(509,981)	—	—	—	—	(509,981)
Removals from service	(509,981)	—	—	—	—	(509,981)
Argentina Hyperinflation Effect	—	—	—	—	180	180
Increase (decrease)	—	—	—	(1,554,186)	5,706	(1,548,480)
Total changes in identifiable intangible assets	5,128,004	25,953,878	7,394	21,812,842	7,299,371	60,201,489
Closing balance December 31, 2018	17,736,954	25,953,878	7,394	60,067,635	11,606,532	115,372,393
(1)	See Note 31.

According to the Group management’s estimates and projections, the expected future cash flows attributable to intangible assets allow the recovery of the carrying amount of these assets recorded as of December 31, 2019 (see Note 3.e).